Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 33.4% †
Common Stock – 33.4%
Advertising – 0.0% *
Omnicom Group Inc.	541	$42,360
The Interpublic Group of Companies Inc.	966	20,827
		63,187
Aerospace & Defense – 0.9%
Arconic Inc.	1,019	26,494
General Dynamics Corp.	632	115,485
Huntington Ingalls Industries Inc.	118	24,991
L3Harris Technologies Inc.	606	126,436
Lockheed Martin Corp.	662	258,220
Northrop Grumman Corp.	425	159,286
Raytheon Co.	747	146,554
Textron Inc.	598	29,278
The Boeing Co.	1,443	549,018
TransDigm Group Inc.	134	69,770
United Technologies Corp.	2,185	298,296
		1,803,828
Agricultural & Farm Machinery – 0.1%
Deere & Co.	849	143,209
Agricultural Products – 0.0% *
Archer-Daniels-Midland Co.	1,475	60,578
Air Freight & Logistics – 0.2%
CH Robinson Worldwide Inc.	343	29,080
Expeditors International of Washington Inc.	494	36,699
FedEx Corp.	638	92,874
United Parcel Service Inc., Class B	1,876	224,782
		383,435
Airlines – 0.1%
Alaska Air Group Inc.	321	20,836
American Airlines Group Inc.	1,094	29,505
Delta Air Lines Inc.	1,600	92,160
Southwest Airlines Co.	1,344	72,590
United Airlines Holdings Inc.	536	47,388	(a	)
		262,479
Alternative Carriers – 0.0% *
CenturyLink Inc.	2,674	33,372
Apparel Retail – 0.2%
L Brands Inc.	587	11,499
Ross Stores Inc.	1,000	109,850
The Gap Inc.	530	9,201
The TJX Companies Inc.	3,296	183,719
		314,269
Apparel, Accessories & Luxury Goods – 0.1%
Hanesbrands Inc.	996	15,259
PVH Corp.	208	18,352
Ralph Lauren Corp.	158	15,084
Tapestry Inc.	836	21,778
Under Armour Inc., Class A	479	9,551	(a	)
Under Armour Inc., Class C	482	8,739	(a	)
VF Corp.	872	77,599
		166,362
Application Software – 0.6%
Adobe Inc.	1,316	363,545	(a	)
ANSYS Inc.	231	51,134	(a	)
Autodesk Inc.	586	86,552	(a	)
Cadence Design Systems Inc.	700	46,256	(a	)
Citrix Systems Inc.	323	31,176
Intuit Inc.	697	185,360
salesforce.com Inc.	2,368	351,506	(a	)
Synopsys Inc.	410	56,273	(a	)
		1,171,802
Asset Management & Custody Banks – 0.3%
Affiliated Managers Group Inc.	162	13,503
Ameriprise Financial Inc.	367	53,986

	Number of Shares	Fair Value
BlackRock Inc.	319	$142,159
Franklin Resources Inc.	792	22,857
Invesco Ltd.	1,109	18,786
Northern Trust Corp.	610	56,925
State Street Corp.	984	58,243	(b	)
T Rowe Price Group Inc.	619	70,721
The Bank of New York Mellon Corp.	2,395	108,278
		545,458
Auto Parts & Equipment – 0.0% *
BorgWarner Inc.	539	19,771
Automobile Manufacturers – 0.1%
Ford Motor Co.	10,815	99,065
General Motors Co.	3,333	124,921
		223,986
Automotive Retail – 0.1%
Advance Auto Parts Inc.	195	32,253
AutoZone Inc.	68	73,754	(a	)
CarMax Inc.	403	35,464	(a	)
O’Reilly Automotive Inc.	212	84,484	(a	)
		225,955
Biotechnology – 0.7%
AbbVie Inc.	3,980	301,366
Alexion Pharmaceuticals Inc.	595	58,274	(a	)
Amgen Inc.	1,610	311,551
Biogen Inc.	491	114,315	(a	)
Celgene Corp.	1,895	188,174	(a	)
Gilead Sciences Inc.	3,376	213,971
Incyte Corp.	475	35,259	(a	)
Regeneron Pharmaceuticals Inc.	213	59,086	(a	)
Vertex Pharmaceuticals Inc.	698	118,255	(a	)
		1,400,251
Brewers – 0.0% *
Molson Coors Brewing Co., Class B	481	27,658
Broadcasting – 0.1%
CBS Corp., Class B	893	36,050
Discovery Inc., Class A	361	9,614	(a	)
Discovery Inc., Class C	997	24,546	(a	)
Fox Corp., Class A	997	31,440
Fox Corp., Class B	483	15,234	(a	)
		116,884
Building Products – 0.1%
AO Smith Corp.	400	19,084
Fortune Brands Home & Security Inc.	378	20,676
Johnson Controls International PLC	2,180	95,680
Masco Corp.	773	32,219
		167,659
Cable & Satellite – 0.4%
Charter Communications Inc., Class A	437	180,096	(a	)
Comcast Corp., Class A	12,196	549,796
DISH Network Corp., Class A	600	20,442	(a	)
		750,334
Casinos & Gaming – 0.0% *
MGM Resorts International	1,420	39,363
Wynn Resorts Ltd.	278	30,224
		69,587
Commodity Chemicals – 0.1%
Dow Inc.	1,982	94,442	(a	)
LyondellBasell Industries N.V., Class A	725	64,866
		159,308
Communications Equipment – 0.4%
Arista Networks Inc.	144	34,404	(a	)
Cisco Systems Inc.	11,460	566,239
F5 Networks Inc.	168	23,590	(a	)
Juniper Networks Inc.	845	20,914
Motorola Solutions Inc.	453	77,196
		722,343
Computer & Electronics Retail – 0.0% *
Best Buy Company Inc.	618	42,636

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Construction & Engineering – 0.0% *
Jacobs Engineering Group Inc.	356	$32,574
Quanta Services Inc.	358	13,532
		46,106
Construction Machinery & Heavy Trucks – 0.2%
Caterpillar Inc.	1,536	194,012
Cummins Inc.	404	65,719
PACCAR Inc.	925	64,759
Wabtec Corp.	499	35,858
		360,348
Construction Materials – 0.1%
Martin Marietta Materials Inc.	167	45,775
Vulcan Materials Co.	348	52,631
		98,406
Consumer Electronics – 0.0% *
Garmin Ltd.	390	33,029
Consumer Finance – 0.2%
American Express Co.	1,843	217,990
Capital One Financial Corp.	1,251	113,816
Discover Financial Services	827	67,061
Synchrony Financial	1,716	58,499
		457,366
Copper – 0.0% *
Freeport-McMoRan Inc.	3,827	36,624
Data Processing & Outsourced Services – 1.4%
Alliance Data Systems Corp.	96	12,301
Automatic Data Processing Inc.	1,170	188,861
Broadridge Financial Solutions Inc.	304	37,827
Fidelity National Information Services Inc.	1,649	218,921
Fiserv Inc.	1,514	156,835	(a	)
FleetCor Technologies Inc.	225	64,526	(a	)
Global Payments Inc.	787	125,133
Jack Henry & Associates Inc.	223	32,551
Mastercard Inc., Class A	2,402	652,311
Paychex Inc.	851	70,437
PayPal Holdings Inc.	3,167	328,070	(a	)
The Western Union Co.	1,191	27,595
Visa Inc., Class A	4,670	803,287
		2,718,655
Department Stores – 0.0% *
Kohl’s Corp.	452	22,447
Macy’s Inc.	919	14,281
Nordstrom Inc.	309	10,404
		47,132
Distillers & Vintners – 0.1%
Brown-Forman Corp., Class B	462	29,005
Constellation Brands Inc., Class A	454	94,105
		123,110
Distributors – 0.0% *
Genuine Parts Co.	412	41,031
LKQ Corp.	836	26,292	(a	)
		67,323
Diversified Banks – 1.5%
Bank of America Corp.	22,597	659,155
Citigroup Inc.	6,055	418,279
JPMorgan Chase & Co.	8,634	1,016,136
U.S. Bancorp	3,841	212,561
Wells Fargo & Co.	10,885	549,039
		2,855,170
Diversified Chemicals – 0.0% *
Eastman Chemical Co.	405	29,901
Diversified Support Services – 0.1%
Cintas Corp.	232	62,199
Copart Inc.	560	44,985	(a	)
		107,184
Drug Retail – 0.1%
Walgreens Boots Alliance Inc.	2,101	116,206

	Number of Shares	Fair Value
Electric Utilities – 0.7%
Alliant Energy Corp.	590	$31,819
American Electric Power Company Inc.	1,345	126,013
Duke Energy Corp.	1,956	187,502
Edison International	943	71,121
Entergy Corp.	511	59,971
Evergy Inc.	669	44,529
Eversource Energy	892	76,239
Exelon Corp.	2,610	126,089
FirstEnergy Corp.	1,362	65,689
NextEra Energy Inc.	1,320	307,547
Pinnacle West Capital Corp.	290	28,150
PPL Corp.	1,860	58,571
The Southern Co.	2,760	170,485
Xcel Energy Inc.	1,386	89,938
		1,443,663
Electrical Components & Equipment – 0.2%
AMETEK Inc.	613	56,286
Eaton Corporation PLC	1,108	92,130
Emerson Electric Co.	1,604	107,244
Rockwell Automation Inc.	333	54,878
		310,538
Electronic Components – 0.1%
Amphenol Corp., Class A	799	77,104
Corning Inc.	2,123	60,548
		137,652
Electronic Equipment & Instruments – 0.0% *
FLIR Systems Inc.	373	19,616
Keysight Technologies Inc.	500	48,625	(a	)
		68,241
Electronic Manufacturing Services – 0.0% *
IPG Photonics Corp.	100	13,560	(a	)
Environmental & Facilities Services – 0.1%
Republic Services Inc.	590	51,064
Rollins Inc.	450	15,332
Waste Management Inc.	1,046	120,290
		186,686
Fertilizers & Agricultural Chemicals – 0.1%
CF Industries Holdings Inc.	601	29,569
Corteva Inc.	2,082	58,296	(a	)
FMC Corp.	368	32,266
The Mosaic Co.	1,064	21,812
		141,943
Financial Exchanges & Data – 0.4%
Cboe Global Markets Inc.	320	36,771
CME Group Inc.	963	203,520
Intercontinental Exchange Inc.	1,512	139,512
MarketAxess Holdings Inc.	100	32,750
Moody’s Corp.	455	93,198
MSCI Inc.	229	49,865
Nasdaq Inc.	308	30,600
S&P Global Inc.	661	161,932
		748,148
Food Distributors – 0.1%
Sysco Corp.	1,428	113,383
Food Retail – 0.0% *
The Kroger Co.	2,167	55,865
Footwear – 0.2%
NIKE Inc., Class B	3,385	317,919
Gas Utilities – 0.0% *
Atmos Energy Corp.	305	34,736
General Merchandise Stores – 0.2%
Dollar General Corp.	698	110,940
Dollar Tree Inc.	654	74,661	(a	)
Target Corp.	1,395	149,139
		334,740
Gold – 0.0% *
Newmont Goldcorp Corp.	2,200	83,424

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Health Care REITs – 0.1%
HCP Inc.	1,327	$47,281
Ventas Inc.	1,018	74,344
Welltower Inc.	1,109	100,531
		222,156
Healthcare Distributors – 0.1%
AmerisourceBergen Corp.	358	29,474
Cardinal Health Inc.	762	35,959
Henry Schein Inc.	364	23,114	(a	)
McKesson Corp.	505	69,013
		157,560
Healthcare Equipment – 1.0%
Abbott Laboratories	4,777	399,692
ABIOMED Inc.	124	22,058	(a	)
Baxter International Inc.	1,388	121,408
Becton Dickinson and Co.	725	183,396
Boston Scientific Corp.	3,799	154,581	(a	)
Danaher Corp.	1,696	244,953
Edwards Lifesciences Corp.	556	122,270	(a	)
Hologic Inc.	765	38,625	(a	)
IDEXX Laboratories Inc.	236	64,176	(a	)
Intuitive Surgical Inc.	310	167,378	(a	)
ResMed Inc.	399	53,909
Stryker Corp.	866	187,316
Teleflex Inc.	126	42,809
Varian Medical Systems Inc.	257	30,606	(a	)
Zimmer Biomet Holdings Inc.	563	77,283
		1,910,460
Healthcare Facilities – 0.1%
HCA Healthcare Inc.	736	88,629
Universal Health Services Inc., Class B	215	31,981
		120,610
Healthcare Services – 0.2%
Cigna Corp.	1,019	154,674	(a	)
CVS Health Corp.	3,494	220,367
DaVita Inc.	261	14,895	(a	)
Laboratory Corporation of America Holdings	269	45,192	(a	)
Quest Diagnostics Inc.	351	37,567
		472,695
Healthcare Supplies – 0.1%
Align Technology Inc.	205	37,089	(a	)
DENTSPLY SIRONA Inc.	653	34,811
The Cooper Companies Inc.	140	41,580
		113,480
Healthcare Technology – 0.0% *
Cerner Corp.	826	56,308
Home Building – 0.1%
D.R. Horton Inc.	953	50,233
Lennar Corp., Class A	756	42,223
NVR Inc.	10	37,173	(a	)
PulteGroup Inc.	699	25,548
		155,177
Home Furnishings – 0.0% *
Leggett & Platt Inc.	394	16,131
Mohawk Industries Inc.	173	21,464	(a	)
		37,595
Home Improvement Retail – 0.5%
Lowe’s Companies Inc.	2,105	231,466
The Home Depot Inc.	2,946	683,531
		914,997
Hotel & Resort REITs – 0.0% *
Host Hotels & Resorts Inc.	2,033	35,151
Hotels, Resorts & Cruise Lines – 0.1%
Carnival Corp.	1,099	48,037
Hilton Worldwide Holdings Inc.	760	70,764
Marriott International Inc., Class A	762	94,770

	Number of Shares	Fair Value
Norwegian Cruise Line Holdings Ltd.	548	$28,370	(a	)
Royal Caribbean Cruises Ltd.	472	51,132
		293,073
Household Appliances – 0.0% *
Whirlpool Corp.	166	26,288
Household Products – 0.6%
Church & Dwight Company Inc.	655	49,282
Colgate-Palmolive Co.	2,305	169,441
Kimberly-Clark Corp.	921	130,828
The Clorox Co.	344	52,243
The Procter & Gamble Co.	6,736	837,824
		1,239,618
Housewares & Specialties – 0.0% *
Newell Brands Inc.	1,012	18,945
Human Resource & Employment Services – 0.0% *
Robert Half International Inc.	266	14,806
Hypermarkets & Super Centers – 0.4%
Costco Wholesale Corp.	1,185	341,411
Walmart Inc.	3,840	455,731
		797,142
Independent Power Producers & Energy Traders – 0.0% *
AES Corp.	1,655	27,043
NRG Energy Inc.	655	25,938
		52,981
Industrial Conglomerates – 0.5%
3M Co.	1,552	255,149
General Electric Co.	23,473	209,849
Honeywell International Inc.	1,962	331,970
Roper Technologies Inc.	284	101,274
		898,242
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	602	133,560
Industrial Machinery – 0.3%
Dover Corp.	379	37,733
Flowserve Corp.	322	15,041
Fortive Corp.	790	54,162
IDEX Corp.	200	32,776
Illinois Tool Works Inc.	799	125,036
Ingersoll-Rand PLC	634	78,115
Parker-Hannifin Corp.	339	61,227
Snap-on Inc.	147	23,011
Stanley Black & Decker Inc.	400	57,764
Xylem Inc.	463	36,864
		521,729
Industrial REITs – 0.1%
Duke Realty Corp.	980	33,291
Prologis Inc. REIT	1,702	145,044
		178,335
Insurance Brokers – 0.1%
Arthur J Gallagher & Co.	467	41,829
Marsh & McLennan Companies Inc.	1,370	137,069
		178,898
Integrated Oil & Gas – 0.8%
Chevron Corp.	5,144	610,078
Exxon Mobil Corp.	11,362	802,271
Occidental Petroleum Corp.	2,391	106,328
		1,518,677
Integrated Telecommunication Services – 0.7%
AT&T Inc.	19,634	742,950
Verizon Communications Inc.	11,077	668,608
		1,411,558
Interactive Home Entertainment – 0.1%
Activision Blizzard Inc.	2,025	107,163
Electronic Arts Inc.	816	79,821	(a	)
Take-Two Interactive Software Inc.	294	36,850	(a	)
		223,834

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Interactive Media & Services – 1.7%
Alphabet Inc., Class A	804	$981,797	(a,c	)
Alphabet Inc., Class C	816	994,704	(a	)
Facebook Inc., Class A	6,469	1,151,999	(a	)
TripAdvisor Inc.	302	11,681	(a	)
Twitter Inc.	2,010	82,812	(a	)
		3,222,993
Internet & Direct Marketing Retail – 1.2%
Amazon.com Inc.	1,122	1,947,691	(a	)
Booking Holdings Inc.	116	227,663	(a	)
eBay Inc.	2,050	79,909
Expedia Group Inc.	365	49,059
		2,304,322
Internet Services & Infrastructure – 0.0% *
Akamai Technologies Inc.	379	34,633	(a	)
VeriSign Inc.	288	54,325	(a	)
		88,958
Investment Banking & Brokerage – 0.3%
E*TRADE Financial Corp.	664	29,010
Morgan Stanley	3,446	147,041
Raymond James Financial Inc.	347	28,613
The Charles Schwab Corp.	3,166	132,434
The Goldman Sachs Group Inc.	874	181,119
		518,217
IT Consulting & Other Services – 0.3%
Cognizant Technology Solutions Corp., Class A	1,461	88,047
DXC Technology Co.	734	21,653
Gartner Inc.	259	37,034	(a	)
International Business Machines Corp.	2,390	347,554
Leidos Holdings Inc.	400	34,352
		528,640
Leisure Products – 0.0% *
Hasbro Inc.	301	35,726
Life & Health Insurance – 0.2%
Aflac Inc.	2,014	105,373
Globe Life Inc.	285	27,292
Lincoln National Corp.	584	35,227
MetLife Inc.	2,120	99,979
Principal Financial Group Inc.	738	42,169
Prudential Financial Inc.	1,120	100,744
Unum Group	557	16,554
		427,338
Life Sciences Tools & Services – 0.3%
Agilent Technologies Inc.	868	66,515
Illumina Inc.	392	119,254	(a	)
IQVIA Holdings Inc.	492	73,495	(a	)
Mettler-Toledo International Inc.	68	47,899	(a	)
PerkinElmer Inc.	325	27,680
Thermo Fisher Scientific Inc.	1,078	313,989
Waters Corp.	182	40,628	(a	)
		689,460
Managed Healthcare – 0.5%
Anthem Inc.	691	165,909
Centene Corp.	1,154	49,922	(a	)
Humana Inc.	372	95,109
UnitedHealth Group Inc.	2,566	557,643
WellCare Health Plans Inc.	139	36,025	(a	)
		904,608
Metal & Glass Containers – 0.0% *
Ball Corp.	892	64,947
Motorcycle Manufacturers – 0.0% *
Harley-Davidson Inc.	453	16,294
Movies & Entertainment – 0.5%
Netflix Inc.	1,179	315,524	(a	)
The Walt Disney Co.	4,864	633,876
Viacom Inc., Class B	983	23,622
		973,022

	Number of Shares	Fair Value
Multi-Line Insurance – 0.1%
American International Group Inc.	2,294	$127,776
Assurant Inc.	144	18,118
The Hartford Financial Services Group Inc.	935	56,670
		202,564
Multi-Sector Holdings – 0.6%
Berkshire Hathaway Inc., Class B	5,295	1,101,466	(a	)
Multi-Utilities – 0.4%
Ameren Corp.	693	55,475
CenterPoint Energy Inc.	1,391	41,980
CMS Energy Corp.	747	47,771
Consolidated Edison Inc.	870	82,189
Dominion Energy Inc.	2,154	174,560
DTE Energy Co.	497	66,081
NiSource Inc.	992	29,681
Public Service Enterprise Group Inc.	1,308	81,200
Sempra Energy	725	107,017
WEC Energy Group Inc.	839	79,789
		765,743
Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	297	45,750
Boston Properties Inc.	377	48,882
SL Green Realty Corp.	225	18,394
Vornado Realty Trust	490	31,198
		144,224
Oil & Gas Drilling – 0.0% *
Helmerich & Payne Inc.	280	11,220
Oil & Gas Equipment & Services – 0.1%
Baker Hughes a GE Co.	1,415	32,828
Halliburton Co.	2,363	44,542
National Oilwell Varco Inc.	1,105	23,426
Schlumberger Ltd.	3,745	127,967
		228,763
Oil & Gas Exploration & Production – 0.3%
Apache Corp.	921	23,578
Cabot Oil & Gas Corp.	1,198	21,049
Cimarex Energy Co.	308	14,766
Concho Resources Inc.	539	36,598
ConocoPhillips	3,046	173,561
Devon Energy Corp.	1,134	27,284
Diamondback Energy Inc.	430	38,661
EOG Resources Inc.	1,552	115,189
Hess Corp.	635	38,405
Marathon Oil Corp.	2,199	26,982
Noble Energy Inc.	1,383	31,062
Pioneer Natural Resources Co.	439	55,213
		602,348
Oil & Gas Refining & Marketing – 0.2%
HollyFrontier Corp.	460	24,674
Marathon Petroleum Corp.	1,789	108,682
Phillips 66	1,195	122,368
Valero Energy Corp.	1,150	98,026
		353,750
Oil & Gas Storage & Transportation – 0.1%
Kinder Morgan Inc.	5,171	106,574
ONEOK Inc.	1,119	82,459
The Williams Companies Inc.	3,213	77,305
		266,338
Packaged Foods & Meats – 0.4%
Campbell Soup Co.	426	19,988
Conagra Brands Inc.	1,326	40,682
General Mills Inc.	1,564	86,208
Hormel Foods Corp.	717	31,354
Kellogg Co.	613	39,447
Lamb Weston Holdings Inc.	400	29,088
McCormick & Company Inc.	344	53,767
Mondelez International Inc., Class A	3,874	214,310
The Hershey Co.	368	57,036
The JM Smucker Co.	324	35,646

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
The Kraft Heinz Co.	1,763	$49,249
Tyson Foods Inc., Class A	763	65,725
		722,500
Paper Packaging – 0.1%
Avery Dennison Corp.	225	25,553
International Paper Co.	1,099	45,960
Packaging Corporation of America	259	27,480
Sealed Air Corp.	464	19,261
WestRock Co.	700	25,515
		143,769
Personal Products – 0.1%
Coty Inc., Class A	630	6,621
The Estee Lauder Companies Inc., Class A	584	116,187
		122,808
Pharmaceuticals – 1.5%
Allergan PLC	886	149,105
Bristol-Myers Squibb Co.	4,403	223,276
Eli Lilly & Co.	2,327	260,229
Johnson & Johnson	7,132	922,738
Merck & Company Inc.	6,943	584,462
Mylan N.V.	1,430	28,285	(a	)
Nektar Therapeutics	550	10,018	(a	)
Pfizer Inc.	14,950	537,154
Zoetis Inc.	1,285	160,098
		2,875,365
Property & Casualty Insurance – 0.3%
Chubb Ltd.	1,231	198,733
Cincinnati Financial Corp.	426	49,702
Loews Corp.	711	36,602
The Allstate Corp.	840	91,291	(c	)
The Progressive Corp.	1,563	120,742
The Travelers Companies Inc.	709	105,421
		602,491
Publishing – 0.0% *
News Corp., Class A	1,011	14,073
News Corp., Class B	442	6,319
		20,392
Railroads – 0.3%
CSX Corp.	2,089	144,705
Kansas City Southern	276	36,711
Norfolk Southern Corp.	712	127,918
Union Pacific Corp.	1,908	309,058
		618,392
Real Estate Services – 0.0% *
CBRE Group Inc., Class A	809	42,885	(a	)
Regional Banks – 0.4%
BB&T Corp.	2,037	108,715
Citizens Financial Group Inc.	1,301	46,016
Comerica Inc.	366	24,152
Fifth Third Bancorp	1,941	53,145
First Republic Bank	470	45,449
Huntington Bancshares Inc.	2,707	38,629
KeyCorp	2,772	49,453
M&T Bank Corp.	361	57,027
People’s United Financial Inc.	1,150	17,980
Regions Financial Corp.	2,797	44,249
SunTrust Banks Inc.	1,183	81,390
SVB Financial Group	131	27,372	(a	)
The PNC Financial Services Group Inc.	1,211	169,734
Zions Bancorp NA	452	20,123
		783,434
Research & Consulting Services – 0.1%
Equifax Inc.	332	46,703
Nielsen Holdings PLC	1,001	21,271
Verisk Analytics Inc.	442	69,898
		137,872

	Number of Shares	Fair Value
Residential REITs – 0.2%
Apartment Investment & Management Co., Class A	418	$21,795
AvalonBay Communities Inc.	371	79,887
Equity Residential	941	81,171
Essex Property Trust Inc.	177	57,817
Mid-America Apartment Communities Inc.	322	41,863
UDR Inc.	717	34,760
		317,293
Restaurants – 0.5%
Chipotle Mexican Grill Inc.	67	56,311	(a	)
Darden Restaurants Inc.	347	41,022
McDonald’s Corp.	2,060	442,303
Starbucks Corp.	3,225	285,155
Yum! Brands Inc.	806	91,425
		916,216
Retail REITs – 0.1%
Federal Realty Investment Trust	205	27,909
Kimco Realty Corp.	1,110	23,177
Realty Income Corp.	845	64,794
Regency Centers Corp.	400	27,796
Simon Property Group Inc.	828	128,878
The Macerich Co.	346	10,930
		283,484
Semiconductor Equipment – 0.1%
Applied Materials Inc.	2,562	127,844
KLA Corp.	448	71,434
Lam Research Corp.	384	88,746
		288,024
Semiconductors – 1.2%
Advanced Micro Devices Inc.	2,970	86,100	(a	)
Analog Devices Inc.	1,014	113,294
Broadcom Inc.	1,066	294,290
Intel Corp.	11,973	616,969
Maxim Integrated Products Inc.	700	40,537
Microchip Technology Inc.	588	54,631
Micron Technology Inc.	3,012	129,064	(a	)
NVIDIA Corp.	1,639	285,301
Qorvo Inc.	329	24,392	(a	)
QUALCOMM Inc.	3,228	246,232
Skyworks Solutions Inc.	425	33,681
Texas Instruments Inc.	2,528	326,719
Xilinx Inc.	643	61,664
		2,312,874
Soft Drinks – 0.6%
Monster Beverage Corp.	1,077	62,531	(a	)
PepsiCo Inc.	3,784	518,786
The Coca-Cola Co.	10,357	563,835
		1,145,152
Specialized Consumer Services – 0.0% *
H&R Block Inc.	525	12,401
Specialized REITs – 0.5%
American Tower Corp.	1,190	263,145
Crown Castle International Corp.	1,116	155,135
Digital Realty Trust Inc.	573	74,381
Equinix Inc.	225	129,780
Extra Space Storage Inc.	359	41,938
Iron Mountain Inc.	805	26,074
Public Storage	414	101,542
SBA Communications Corp.	301	72,586
Weyerhaeuser Co.	2,083	57,699
		922,280
Specialty Chemicals – 0.3%
Albemarle Corp.	304	21,134
Celanese Corp.	338	41,334
DuPont de Nemours Inc.	1,982	141,336
Ecolab Inc.	680	134,667
International Flavors & Fragrances Inc.	291	35,703

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
PPG Industries Inc.	625	$74,069
The Sherwin-Williams Co.	216	118,772
		567,015
Specialty Stores – 0.0% *
Tiffany & Co.	293	27,141
Tractor Supply Co.	285	25,775
Ulta Salon Cosmetics & Fragrance Inc.	152	38,099	(a	)
		91,015
Steel – 0.0% *
Nucor Corp.	836	42,561
Systems Software – 1.7%
Fortinet Inc.	400	30,704	(a	)
Microsoft Corp.	20,572	2,860,125
Oracle Corp.	5,959	327,924
Symantec Corp.	1,623	38,351
		3,257,104
Technology Distributors – 0.0% *
CDW Corp.	400	49,296
Technology Hardware, Storage & Peripherals – 1.4%
Apple Inc.	11,445	2,563,337
Hewlett Packard Enterprise Co.	3,763	57,085
HP Inc.	4,079	77,175
NetApp Inc.	667	35,024
Western Digital Corp.	744	44,372
Xerox Holdings Corp.	496	14,835	(a	)
		2,791,828
Tobacco – 0.3%
Altria Group Inc.	5,063	207,077	(c	)
Philip Morris International Inc.	4,195	318,526
		525,603
Trading Companies & Distributors – 0.1%
Fastenal Co.	1,556	50,834
United Rentals Inc.	201	25,053	(a	)
WW Grainger Inc.	119	35,361
		111,248
Trucking – 0.0% *
JB Hunt Transport Services Inc.	251	27,773
Water Utilities – 0.0% *
American Water Works Company Inc.	488	60,624
Wireless Telecommunication Services – 0.0% *
T-Mobile US Inc.	800	63,016	(a	)
Total Common Stock (Cost $50,657,180)		64,970,940
Preferred Stock – 0.0% *
Diversified Banks – 0.0% *
Wells Fargo & Co. 3.09% + 3 month USD LIBOR	1,469	38,811	(d	)
Total Preferred Stock (Cost $36,725)		38,811
Total Domestic Equity (Cost $50,693,905)		65,009,751
Foreign Equity – 0.8%
Common Stock – 0.8%
Apparel, Accessories & Luxury Goods – 0.0% *
Capri Holdings Ltd.	477	15,817	(a	)
Auto Parts & Equipment – 0.0% *
Aptiv PLC	680	59,446
Building Products – 0.0% *
Allegion PLC	274	28,400
Electronic Manufacturing Services – 0.1%
TE Connectivity Ltd.	897	83,582

	Number of Shares	Fair Value
Healthcare Equipment – 0.2%
Medtronic PLC	3,571	$387,882
Industrial Gases – 0.2%
Linde PLC	1,462	283,219
Industrial Machinery – 0.0% *
Pentair PLC	418	15,800
Insurance Brokers – 0.1%
Aon PLC	644	124,659
Willis Towers Watson PLC	355	68,504
		193,163
IT Consulting & Other Services – 0.2%
Accenture PLC, Class A	1,719	330,650
Oil & Gas Equipment & Services – 0.0% *
TechnipFMC PLC	1,206	29,113
Paper Packaging – 0.0% *
Amcor PLC	4,485	43,729	(a	)
Pharmaceuticals – 0.0% *
Perrigo Company PLC	329	18,388
Reinsurance – 0.0% *
Everest Re Group Ltd.	109	29,004
Research & Consulting Services – 0.0% *
IHS Markit Ltd.	1,120	74,905	(a	)
Technology Hardware, Storage & Peripherals – 0.0% *
Seagate Technology PLC	648	34,856
Total Foreign Equity (Cost $1,220,805)		1,627,954

		Principal Amount	Fair Value
Bonds and Notes – 36.0%
U.S. Treasuries – 7.8%
U.S. Treasury Bonds
2.25%	08/15/46	$515,000	528,116	(c	)
3.00%	08/15/48	2,623,300	3,119,677	(c	)
U.S. Treasury Notes
1.38%	12/15/19	3,054,100	3,050,879	(c	)
1.50%	11/30/19	2,653,700	2,651,627	(c	)
1.63%	02/15/26	2,992,200	2,993,603	(c	)
2.25%	03/31/20	1,179,100	1,181,219	(c	)
2.50%	01/31/24	1,651,000	1,714,976	(c	)
			15,240,097
Agency Mortgage Backed – 14.3%
Federal Home Loan Mortgage Corp.
3.00%	03/01/43	2,043,316	2,101,259
4.05%	09/25/28	71,000	81,242	(c,d	)
4.50%	06/01/33 - 02/01/35	2,265	2,408	(c	)
5.00%	07/01/35	14,978	16,487	(c	)
5.50%	05/01/20 - 04/01/39	26,958	30,423	(c	)
6.00%	06/01/33 - 11/01/37	67,580	77,754	(c	)
6.50%	11/01/28 - 06/01/29	942	1,052	(c	)
7.00%	06/01/29 - 08/01/36	14,406	16,838	(c	)
7.50%	09/01/33	1,088	1,191	(c	)
8.00%	07/01/26 - 11/01/30	1,689	1,925	(c	)
8.50%	04/01/30	4,082	5,257	(c	)
Federal National Mortgage Assoc.
3.50%	08/01/45 - 07/01/47	966,495	1,014,857	(c	)
4.00%	01/01/41 - 10/01/47	1,565,410	1,643,516	(c	)
4.50%	10/01/19 - 02/01/40	114,002	123,462	(c	)
5.00%	07/01/20 - 05/01/39	50,122	55,193	(c	)
5.50%	06/01/20 - 01/01/39	106,093	119,538	(c	)
6.00%	02/01/20 - 05/01/41	331,046	380,394	(c	)
6.50%	10/01/28 - 08/01/36	10,467	11,489	(c	)
7.00%	05/01/33 - 12/01/33	543	584	(c	)
7.50%	12/01/26 - 03/01/33	4,085	4,671	(c	)
8.00%	06/01/24 - 12/01/30	4,896	5,016	(c	)
9.00%	12/01/22	204	211	(c	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47%	04/01/37	468	481	(c,d	)

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
2.50%	TBA	$3,225,000	$3,252,767	(e	)
3.00%	TBA	1,019,934	1,042,301	(e	)
3.50%	TBA	3,094,000	3,172,990	(e	)
4.00%	TBA	8,621,676	8,965,734	(e	)
4.50%	TBA	1,171,000	1,232,735	(e	)
Government National Mortgage Assoc.
3.00%	12/20/42	1,371,993	1,418,371
4.00%	01/20/41 - 04/20/43	289,452	307,941	(c	)
4.50%	08/15/33 - 03/20/41	125,768	135,128	(c	)
5.00%	08/15/33	6,424	7,074	(c	)
6.00%	07/15/33 - 04/15/34	6,394	7,409	(c	)
6.50%	04/15/28 - 07/15/36	11,998	13,592	(c	)
7.00%	04/15/28 - 10/15/36	3,462	3,794	(c	)
7.50%	07/15/23 - 04/15/28	6,362	6,577	(c	)
8.00%	05/15/30	169	182	(c	)
9.00%	12/15/21	86	89	(c	)
4.00%	TBA	1,160,000	1,206,226	(e	)
4.50%	TBA	1,243,000	1,298,860	(e	)
			27,767,018
Agency Collateralized Mortgage Obligations – 0.4%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	124,872	328	(c,d,f	)
2.51%	07/25/29	224,000	230,545
3.77%	12/25/28	138,000	155,052	(c	)
4.06%	10/25/28	297,000	339,617	(c,d	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	43,869	2,020	(c,f	)
5.50%	06/15/33	5,007	951	(c,f	)
7.50%	07/15/27	4,909	755	(c,f	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.57%	08/15/25	18,005	791	(c,d,f	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	189	175	(c,g,h	)
8.00%	02/01/23 - 07/01/24	591	73	(c,f	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	8	8	(c,g,h	)
1.09%	12/25/42	27,457	999	(c,d,f	)
5.00%	09/25/40	20,467	2,266	(c,f	)
8.00%	05/25/22	—	2	(c,f	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.55%	07/25/38	8,044	1,161	(c,d,f	)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	12,186	1,942	(c,f	)
5.00%	03/25/38 - 05/25/38	6,855	1,169	(c,f	)
5.50%	12/25/33	2,414	489	(c,f	)
6.00%	01/25/35	6,489	1,301	(c,f	)
7.50%	11/25/23	4,365	453	(c,f	)
8.00%	08/25/23 - 07/25/24	1,207	153	(c,f	)
8.50%	07/25/22	66	4	(c,f	)
8.50%	07/25/22	2	—	(**,c,f)
9.00%	05/25/22	88	5	(c,f	)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	14,956	445	(c,f	)
5.00%	09/20/38	1,568	15	(c,f	)
			740,719
Asset Backed – 1.1%
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR
2.26%	04/15/24	376,000	376,057	(d	)
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	372,738	373,098	(c	)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	150,000	150,365	(c	)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	326,000	334,293	(c	)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	131,000	132,415	(c	)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	100,000	101,834	(c,i	)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	308,000	307,836	(c	)

		Principal Amount	Fair Value
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/22/24	$137,000	$140,559	(c,i	)
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	85,000	85,867	(c	)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	100,000	101,832	(c,i	)
			2,104,156
Corporate Notes – 10.9%
3M Co.
3.13%	09/19/46	41,000	39,793
Abbott Laboratories
3.75%	11/30/26	21,000	22,856	(c	)
4.90%	11/30/46	25,000	32,215	(c	)
AbbVie Inc.
3.20%	05/14/26	31,000	31,539	(c	)
4.45%	05/14/46	31,000	32,069	(c	)
4.70%	05/14/45	8,000	8,552	(c	)
4.88%	11/14/48	9,000	9,928	(c	)
Aetna Inc.
3.50%	11/15/24	27,000	28,137	(c	)
Aflac Inc.
4.00%	10/15/46	6,000	6,475	(c	)
Aircastle Ltd.
4.25%	06/15/26	45,000	46,177	(c	)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	16,000	18,548	(c	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	36,000	36,278	(c,i	)
Allegion PLC
3.50%	10/01/29	25,000	25,284
Allergan Finance LLC
3.25%	10/01/22	26,000	26,555	(c	)
4.63%	10/01/42	5,000	5,214	(c	)
Allergan Funding SCS
3.00%	03/12/20	46,000	46,118	(c	)
3.45%	03/15/22	16,000	16,400	(c	)
Allergan Sales LLC
5.00%	12/15/21	62,000	65,109	(c,i	)
Altria Group Inc.
2.95%	05/02/23	17,000	17,245	(c	)
3.80%	02/14/24	16,000	16,729	(c	)
4.25%	08/09/42	4,000	3,875	(c	)
4.50%	05/02/43	15,000	14,960	(c	)
4.80%	02/14/29	33,000	36,065	(c	)
5.95%	02/14/49	18,000	21,152	(c	)
Amazon.com Inc.
2.80%	08/22/24	19,000	19,756	(c	)
3.15%	08/22/27	14,000	14,884	(c	)
3.88%	08/22/37	11,000	12,639	(c	)
4.05%	08/22/47	11,000	13,232	(c	)
4.25%	08/22/57	16,000	19,892	(c	)
Ameren Corp.
2.50%	09/15/24	65,000	65,373
3.65%	02/15/26	16,000	16,828	(c	)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	14,000	14,977	(c	)
American Express Co.
3.00%	10/30/24	38,000	39,241	(c	)
American International Group Inc.
4.25%	03/15/29	23,000	25,200	(c	)
4.50%	07/16/44	28,000	31,149	(c	)
6.40%	12/15/20	15,000	15,757	(c	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	6,000	6,403	(c,d	)
American Tower Corp.
3.38%	10/15/26	7,000	7,282	(c	)
3.70%	10/15/49	112,000	111,676
3.80%	08/15/29	55,000	58,677	(c	)
4.40%	02/15/26	26,000	28,493	(c	)
American Water Capital Corp.
2.95%	09/01/27	26,000	26,639	(c	)

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Amgen Inc.
2.65%	05/11/22	$36,000	$36,452	(c	)
3.20%	11/02/27	19,000	19,851	(c	)
4.56%	06/15/48	20,000	23,084	(c	)
4.66%	06/15/51	9,000	10,482	(c	)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	63,000	67,527	(c	)
4.70%	02/01/36	15,000	17,295	(c	)
4.90%	02/01/46	58,000	69,200	(c	)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	12,000	13,232	(c	)
4.38%	04/15/38	68,000	76,465	(c	)
4.60%	04/15/48	30,000	34,517	(c	)
4.75%	04/15/58	16,000	18,733	(c	)
5.55%	01/23/49	48,000	62,767	(c	)
Anthem Inc.
3.30%	01/15/23	23,000	23,742	(c	)
Apache Corp.
4.38%	10/15/28	9,000	9,254	(c	)
5.10%	09/01/40	16,000	16,029	(c	)
Apple Inc.
2.20%	09/11/29	56,000	55,096
2.85%	05/11/24	27,000	28,005	(c	)
2.95%	09/11/49	20,000	19,624
3.35%	02/09/27	16,000	17,118	(c	)
3.45%	02/09/45	42,000	44,567	(c	)
3.85%	08/04/46	38,000	42,884	(c	)
Applied Materials Inc.
4.35%	04/01/47	20,000	24,391	(c	)
Aptiv PLC
4.40%	10/01/46	17,000	16,971	(c	)
ArcelorMittal
3.60%	07/16/24	37,000	37,404
4.25%	07/16/29	15,000	15,254
6.75%	03/01/41	10,000	11,797	(c	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	19,000	19,205	(c	)
Ascension Health
4.85%	11/15/53	13,000	17,594	(c	)
AstraZeneca PLC
3.50%	08/17/23	17,000	17,773	(c	)
4.00%	01/17/29	14,000	15,581	(c	)
4.38%	08/17/48	10,000	11,865	(c	)
AT&T Inc.
4.35%	03/01/29	78,000	86,256	(c	)
4.45%	04/01/24	19,000	20,562	(c	)
4.50%	05/15/35	31,000	33,963	(c	)
4.55%	03/09/49	17,000	18,372	(c	)
4.75%	05/15/46	15,000	16,668	(c	)
4.80%	06/15/44	20,000	22,164	(c	)
4.85%	03/01/39	35,000	39,676	(c	)
5.15%	11/15/46	5,000	5,795	(c	)
5.25%	03/01/37	20,000	23,516	(c	)
5.35%	12/15/43	30,000	35,353	(c	)
5.45%	03/01/47	37,000	44,658	(c	)
Athene Holding Ltd.
4.13%	01/12/28	22,000	22,614	(c	)
Avangrid Inc.
3.15%	12/01/24	37,000	38,190	(c	)
Bank of America Corp.
3.25%	10/21/27	46,000	47,852	(c	)
3.95%	04/21/25	27,000	28,604	(c	)
4.18%	11/25/27	39,000	41,941	(c	)
4.25%	10/22/26	44,000	47,621	(c	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	257,000	262,068	(c,d	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	75,000	78,008	(c,d	)

		Principal Amount	Fair Value
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	$62,000	$64,683	(c,d	)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	62,000	64,628	(c,d	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	17,000	19,010	(c,d	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	39,000	44,609	(c,d	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	40,000	44,486	(c,d	)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	14,000	16,485	(c,d	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	33,000	39,230	(c,d	)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	49,000	51,665	(c,d	)
Barrick North America Finance LLC
5.70%	05/30/41	4,000	5,045	(c	)
BAT Capital Corp.
2.76%	08/15/22	24,000	24,210	(c	)
3.56%	08/15/27	27,000	27,187	(c	)
4.39%	08/15/37	30,000	29,072	(c	)
4.54%	08/15/47	20,000	19,188	(c	)
Bayer US Finance II LLC
3.50%	06/25/21	200,000	203,840	(c,i	)
BB&T Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	73,000	73,013	(d	)
Becton Dickinson and Co.
2.89%	06/06/22	29,000	29,441	(c	)
3.70%	06/06/27	29,000	30,700	(c	)
3.73%	12/15/24	3,000	3,174	(c	)
4.67%	06/06/47	5,000	5,925	(c	)
4.69%	12/15/44	4,000	4,653	(c	)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	16,000	16,835	(c	)
3.80%	07/15/48	14,000	15,110	(c	)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	42,000	49,788	(c	)
Berkshire Hathaway Inc.
4.50%	02/11/43	6,000	7,301	(c	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	5,000	6,450	(c	)
Boardwalk Pipelines LP
4.80%	05/03/29	26,000	27,666	(c	)
Boston Scientific Corp.
4.00%	03/01/28	23,000	25,208	(c	)
4.70%	03/01/49	12,000	14,617	(c	)
BP Capital Markets America Inc.
3.02%	01/16/27	78,000	80,647	(c	)
3.22%	11/28/23	26,000	27,001	(c	)
Brighthouse Financial Inc.
3.70%	06/22/27	5,000	4,925	(c	)
4.70%	06/22/47	3,000	2,679	(c	)
Bristol-Myers Squibb Co.
3.20%	06/15/26	39,000	40,893	(c,i	)
3.40%	07/26/29	24,000	25,631	(c,i	)
4.13%	06/15/39	21,000	23,831	(c,i	)
4.25%	10/26/49	21,000	24,378	(c,i	)
Brixmor Operating Partnership LP
3.90%	03/15/27	12,000	12,555	(c	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	7,000	6,998	(c	)
3.00%	01/15/22	18,000	18,179	(c	)

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
3.13%	01/15/25	$8,000	$7,940	(c	)
3.88%	01/15/27	16,000	16,074	(c	)
Brown-Forman Corp.
4.00%	04/15/38	5,000	5,685	(c	)
Buckeye Partners LP
5.60%	10/15/44	6,000	4,840	(c	)
Bunge Limited Finance Corp.
3.75%	09/25/27	9,000	9,259	(c	)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	22,000	25,711	(c	)
4.55%	09/01/44	35,000	41,885	(c	)
Campbell Soup Co.
3.30%	03/15/21	69,000	69,965	(c	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	23,000	24,240	(c	)
4.95%	06/01/47	6,000	7,111	(c	)
Cantor Fitzgerald LP
4.88%	05/01/24	66,000	69,634	(c,i	)
Capital One Financial Corp.
3.75%	07/28/26	41,000	42,589	(c	)
4.75%	07/15/21	106,000	110,667	(c	)
Cardinal Health Inc.
2.62%	06/15/22	10,000	10,060	(c	)
3.08%	06/15/24	8,000	8,097	(c	)
Caterpillar Inc.
2.60%	09/19/29	69,000	69,918
3.25%	09/19/49	40,000	41,678
3.80%	08/15/42	6,000	6,739	(c	)
CBS Corp.
2.90%	01/15/27	11,000	10,911	(c	)
3.70%	06/01/28	14,000	14,603	(c	)
Celgene Corp.
3.45%	11/15/27	4,000	4,243	(c	)
4.35%	11/15/47	5,000	5,849	(c	)
4.55%	02/20/48	23,000	27,675	(c	)
Cenovus Energy Inc.
4.25%	04/15/27	11,000	11,453	(c	)
5.25%	06/15/37	14,000	15,250	(c	)
5.40%	06/15/47	5,000	5,625	(c	)
CenterPoint Energy Inc.
2.50%	09/01/22	62,000	62,306	(c	)
3.60%	11/01/21	23,000	23,603	(c	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	115,000	115,986	(c	)
4.46%	07/23/22	87,000	91,581	(c	)
4.91%	07/23/25	26,000	28,538	(c	)
5.05%	03/30/29	47,000	52,524	(c	)
5.75%	04/01/48	26,000	29,638	(c	)
6.38%	10/23/35	5,000	6,081	(c	)
6.48%	10/23/45	7,000	8,516	(c	)
Chevron Corp.
3.19%	06/24/23	17,000	17,732	(c	)
Chubb INA Holdings Inc.
4.35%	11/03/45	16,000	19,629	(c	)
Cigna Corp.
3.40%	09/17/21	18,000	18,398
3.75%	07/15/23	18,000	18,837
4.13%	11/15/25	34,000	36,563
4.38%	10/15/28	14,000	15,340
4.80%	08/15/38	12,000	13,485
4.90%	12/15/48	14,000	16,069
Cigna Holding Co.
3.25%	04/15/25	19,000	19,543	(c	)
3.88%	10/15/47	17,000	16,767	(c	)
Cisco Systems Inc.
5.90%	02/15/39	16,000	22,803	(c	)
Citigroup Inc.
2.70%	10/27/22	80,000	81,112	(c	)
4.40%	06/10/25	12,000	12,932	(c	)
4.45%	09/29/27	27,000	29,447	(c	)
4.65%	07/23/48	46,000	56,292	(c	)
4.75%	05/18/46	18,000	21,005	(c	)

		Principal Amount	Fair Value
5.50%	09/13/25	$72,000	$81,710
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	186,000	188,455	(c,d	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	15,000	16,357	(c,d	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	24,000	28,186	(c,d	)
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	86,000	86,827	(c,d	)
CME Group Inc.
3.75%	06/15/28	17,000	18,989	(c	)
CMS Energy Corp.
4.88%	03/01/44	34,000	41,099	(c	)
CNA Financial Corp.
3.45%	08/15/27	11,000	11,413	(c	)
3.90%	05/01/29	26,000	27,886	(c	)
CNH Industrial Capital LLC
4.38%	11/06/20	20,000	20,397	(c	)
4.88%	04/01/21	20,000	20,706	(c	)
Comcast Corp.
3.20%	07/15/36	23,000	23,449	(c	)
3.38%	08/15/25	8,000	8,463	(c	)
3.97%	11/01/47	83,000	91,381	(c	)
4.15%	10/15/28	60,000	67,250	(c	)
4.25%	10/15/30	45,000	51,168	(c	)
4.60%	08/15/45	16,000	19,129	(c	)
4.70%	10/15/48	16,000	19,586	(c	)
CommonSpirit Health
4.35%	11/01/42	24,000	25,258	(c	)
Conagra Brands Inc.
3.80%	10/22/21	42,000	43,327	(c	)
5.30%	11/01/38	15,000	17,381	(c	)
5.40%	11/01/48	13,000	15,382	(c	)
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.03%	10/22/20	36,000	36,007	(c,d	)
Concho Resources Inc.
3.75%	10/01/27	5,000	5,196	(c	)
4.30%	08/15/28	20,000	21,551	(c	)
4.88%	10/01/47	8,000	9,119	(c	)
ConocoPhillips Co.
4.30%	11/15/44	24,000	27,797	(c	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	29,000	29,695	(c	)
3.88%	06/15/47	16,000	17,459	(c	)
Constellation Brands Inc.
3.15%	08/01/29	58,000	59,282
3.70%	12/06/26	45,000	47,674	(c	)
4.50%	05/09/47	19,000	21,448	(c	)
Continental Resources Inc.
4.50%	04/15/23	96,000	99,699	(c	)
Corning Inc.
4.38%	11/15/57	15,000	15,477	(c	)
Crown Castle International Corp.
5.20%	02/15/49	16,000	19,927	(c	)
CSX Corp.
4.50%	03/15/49 - 08/01/54	41,000	47,235	(c	)
CubeSmart LP
4.38%	02/15/29	30,000	32,908	(c	)
CVS Health Corp.
2.63%	08/15/24	45,000	45,194
3.00%	08/15/26	45,000	45,256
3.25%	08/15/29	25,000	25,119
3.35%	03/09/21	15,000	15,243	(c	)
3.70%	03/09/23	86,000	89,551	(c	)
3.88%	07/20/25	14,000	14,813	(c	)
4.10%	03/25/25	31,000	33,112	(c	)
4.30%	03/25/28	15,000	16,211	(c	)
4.78%	03/25/38	41,000	45,167	(c	)

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
5.00%	12/01/24	$23,000	$25,360	(c	)
5.05%	03/25/48	36,000	40,945	(c	)
Dell International LLC/EMC Corp.
4.00%	07/15/24	32,000	33,481	(c,i	)
4.42%	06/15/21	37,000	38,167	(c,i	)
5.30%	10/01/29	21,000	22,897	(c,i	)
5.45%	06/15/23	17,000	18,503	(c,i	)
6.02%	06/15/26	7,000	7,876	(c,i	)
8.10%	07/15/36	4,000	5,098	(c,i	)
8.35%	07/15/46	5,000	6,601	(c,i	)
Deutsche Bank AG
2.70%	07/13/20	37,000	36,933	(c	)
Deutsche Telekom International Finance BV
2.49%	09/19/23	150,000	150,697	(c,i	)
Devon Energy Corp.
5.00%	06/15/45	8,000	9,268	(c	)
Diamondback Energy Inc.
4.75%	11/01/24	50,000	51,251	(c	)
Digital Realty Trust LP
3.60%	07/01/29	45,000	46,763	(c	)
Discovery Communications LLC
2.95%	03/20/23	118,000	119,933	(c	)
3.95%	03/20/28	19,000	19,800	(c	)
4.95%	05/15/42	6,000	6,289	(c	)
5.00%	09/20/37	10,000	10,728	(c	)
Dollar Tree Inc.
4.00%	05/15/25	50,000	52,956	(c	)
4.20%	05/15/28	7,000	7,526	(c	)
Dominion Energy Inc.
2.58%	07/01/20	25,000	25,057	(c	)
3.07%	08/15/24	25,000	25,619	(j	)
DPL Inc.
4.35%	04/15/29	26,000	25,607	(c,i	)
DTE Energy Co.
2.85%	10/01/26	39,000	39,715	(c	)
3.85%	12/01/23	17,000	17,898	(c	)
Duke Energy Carolinas LLC
3.95%	03/15/48	16,000	17,978	(c	)
Duke Energy Corp.
1.80%	09/01/21	33,000	32,844	(c	)
3.55%	09/15/21	18,000	18,412	(c	)
3.75%	09/01/46	4,000	4,140	(c	)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	41,000	42,107	(d	)
Duke Energy Progress LLC
4.15%	12/01/44	23,000	26,226	(c	)
Duke Realty LP
3.25%	06/30/26	16,000	16,474	(c	)
3.38%	12/15/27	9,000	9,383	(c	)
DuPont de Nemours Inc.
5.32%	11/15/38	13,000	15,894	(c	)
5.42%	11/15/48	13,000	16,460	(c	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	35,000	35,678	(c,i	)
Eastman Chemical Co.
3.50%	12/01/21	24,000	24,532	(c	)
3.60%	08/15/22	7,000	7,231	(c	)
4.50%	01/15/21 - 12/01/28	69,000	71,678	(c	)
Eaton Corp.
3.10%	09/15/27	16,000	16,645	(c	)
Ecolab Inc.
3.25%	12/01/27	10,000	10,640	(c	)
3.95%	12/01/47	11,000	12,589	(c	)
Edison International
5.75%	06/15/27	10,000	11,228	(c	)
Eli Lilly & Co.
3.70%	03/01/45	4,000	4,411	(c	)
3.95%	03/15/49	21,000	24,349	(c	)
Emera US Finance LP
4.75%	06/15/46	6,000	6,942	(c	)

		Principal Amount	Fair Value
Enbridge Energy Partners LP
5.50%	09/15/40	$6,000	$7,027	(c	)
Energy Transfer Operating LP
4.25%	03/15/23	23,000	24,044	(c	)
4.50%	04/15/24	55,000	58,657	(c	)
4.95%	06/15/28	9,000	9,895	(c	)
5.88%	01/15/24	59,000	65,609	(c	)
6.13%	12/15/45	7,000	8,224	(c	)
6.50%	02/01/42	18,000	21,624	(c	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	17,000	18,001	(c	)
Entergy Louisiana LLC
3.05%	06/01/31	19,000	19,679	(c	)
4.00%	03/15/33	14,000	15,928	(c	)
Enterprise Products Operating LLC
4.20%	01/31/50	45,000	48,322
4.25%	02/15/48	48,000	51,809	(c	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	11,000	10,881	(c,d	)
EOG Resources Inc.
4.15%	01/15/26	6,000	6,635	(c	)
5.10%	01/15/36	12,000	14,610	(c	)
EPR Properties
4.95%	04/15/28	16,000	17,407	(c	)
EQM Midstream Partners LP
4.75%	07/15/23	7,000	7,022	(c	)
5.50%	07/15/28	7,000	6,949	(c	)
ERP Operating LP
4.50%	07/01/44	14,000	16,767	(c	)
Exelon Corp.
3.50%	06/01/22	22,000	22,573	(c	)
4.45%	04/15/46	27,000	30,562	(c	)
Express Scripts Holding Co.
3.40%	03/01/27	15,000	15,501	(c	)
FedEx Corp.
3.10%	08/05/29	73,000	72,557
4.10%	02/01/45	33,000	32,748	(c	)
Fifth Third Bancorp
3.65%	01/25/24	49,000	51,634	(c	)
FirstEnergy Corp.
3.90%	07/15/27	6,000	6,399	(c	)
FirstEnergy Transmission LLC
4.55%	04/01/49	23,000	26,934	(c,i	)
Fiserv Inc.
3.50%	07/01/29	20,000	21,028	(c	)
4.40%	07/01/49	10,000	11,214	(c	)
Florida Power & Light Co.
4.13%	02/01/42	19,000	22,039	(c	)
Ford Motor Co.
4.35%	12/08/26	38,000	38,022	(c	)
Ford Motor Credit Company LLC
8.13%	01/15/20	100,000	101,491	(c	)
General Dynamics Corp.
2.13%	08/15/26	22,000	21,944	(c	)
3.50%	05/15/25	29,000	31,024	(c	)
General Mills Inc.
3.70%	10/17/23	23,000	24,221	(c	)
4.55%	04/17/38	19,000	21,531	(c	)
4.70%	04/17/48	14,000	16,371	(c	)
General Motors Co.
5.20%	04/01/45	5,000	4,933	(c	)
5.40%	04/01/48	12,000	12,069	(c	)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	139,000	141,456	(c	)
3.55%	04/09/21	59,000	59,879	(c	)
4.20%	11/06/21	105,000	108,284	(c	)
5.25%	03/01/26	47,000	50,733	(c	)
Georgia-Pacific LLC
3.60%	03/01/25	86,000	91,185	(c,i	)
Gilead Sciences Inc.
2.95%	03/01/27	5,000	5,158	(c	)

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
3.50%	02/01/25	$14,000	$14,797	(c	)
3.65%	03/01/26	14,000	14,994	(c	)
4.15%	03/01/47	30,000	33,359	(c	)
4.80%	04/01/44	12,000	14,365	(c	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	29,000	30,283	(c	)
3.63%	05/15/25	29,000	31,130	(c	)
GlaxoSmithKline Capital PLC
3.38%	06/01/29	30,000	32,137	(c	)
Glencore Finance Canada Ltd.
4.95%	11/15/21	18,000	18,829	(c,i	)
Glencore Funding LLC
4.88%	03/12/29	23,000	24,828	(c,i	)
Halliburton Co.
3.80%	11/15/25	17,000	18,018	(c	)
5.00%	11/15/45	14,000	15,671	(c	)
HCA Inc.
4.13%	06/15/29	15,000	15,755	(c	)
Hess Corp.
5.60%	02/15/41	5,000	5,538	(c	)
5.80%	04/01/47	4,000	4,590	(c	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	5,000	5,839	(c	)
Highwoods Realty LP
4.13%	03/15/28	17,000	18,123	(c	)
4.20%	04/15/29	36,000	38,715	(c	)
Honeywell International Inc.
2.70%	08/15/29	60,000	62,017
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	50,000	52,265	(c,d	)
Hyundai Capital America
3.10%	04/05/22	14,000	14,117	(c,i	)
Ingersoll-Rand Luxembourg Finance S.A.
3.50%	03/21/26	34,000	35,374	(c	)
3.55%	11/01/24	25,000	26,030	(c	)
3.80%	03/21/29	34,000	36,211	(c	)
Intel Corp.
2.60%	05/19/26	38,000	39,076	(c	)
2.88%	05/11/24	16,000	16,598	(c	)
International Business Machines Corp.
3.50%	05/15/29	100,000	107,400	(c	)
International Paper Co.
4.40%	08/15/47	20,000	20,838	(c	)
Interstate Power & Light Co.
3.40%	08/15/25	125,000	129,225	(c	)
Jabil Inc.
3.95%	01/12/28	20,000	20,178	(c	)
Jefferies Group LLC
5.13%	01/20/23	47,000	50,480	(c	)
John Deere Capital Corp.
2.25%	09/14/26	41,000	40,944
Johnson & Johnson
3.63%	03/03/37	17,000	18,984	(c	)
Johnson Controls International PLC
4.50%	02/15/47	6,000	6,592	(c	)
JPMorgan Chase & Co.
3.30%	04/01/26	76,000	79,488	(c	)
3.63%	12/01/27	14,000	14,733	(c	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	52,000	54,760	(c,d	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	33,000	36,190	(c,d	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	32,000	35,476	(c,d	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	50,000	54,035	(c,d	)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	$26,000	$28,411	(c,d	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	20,000	22,475	(c,d	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	82,000	88,899	(c,d	)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.74%	12/29/49	30,000	30,090	(c,d	)
Keurig Dr Pepper Inc.
4.06%	05/25/23	81,000	85,668	(c	)
4.50%	11/15/45	15,000	16,197	(c	)
4.60%	05/25/28	11,000	12,327	(c	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	67,000	68,053	(c	)
4.70%	11/01/42	5,000	5,291	(c	)
5.30%	09/15/20	21,000	21,607	(c	)
6.38%	03/01/41	13,000	16,214	(c	)
Kinder Morgan Inc.
4.30%	03/01/28	17,000	18,450	(c	)
5.05%	02/15/46	13,000	14,426	(c	)
5.55%	06/01/45	17,000	20,022	(c	)
Kraft Heinz Foods Co.
2.80%	07/02/20	35,000	35,071	(c	)
4.38%	06/01/46	32,000	30,355	(c	)
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	46,000	46,489	(c	)
L3Harris Technologies Inc.
3.85%	12/15/26	19,000	20,411	(i	)
Lam Research Corp.
4.00%	03/15/29	35,000	38,625	(c	)
Las Vegas Sands Corp.
3.20%	08/08/24	30,000	30,580
3.50%	08/18/26	20,000	20,297
Lear Corp.
4.25%	05/15/29	31,000	31,910	(c	)
5.25%	05/15/49	15,000	15,380	(c	)
Liberty Property LP
4.38%	02/01/29	24,000	26,791	(c	)
Lincoln National Corp.
3.63%	12/12/26	30,000	31,564	(c	)
4.35%	03/01/48	14,000	15,223	(c	)
Lockheed Martin Corp.
3.55%	01/15/26	17,000	18,238	(c	)
3.80%	03/01/45	6,000	6,687	(c	)
4.50%	05/15/36	23,000	27,415	(c	)
Lowe’s Companies Inc.
3.65%	04/05/29	48,000	51,311	(c	)
3.70%	04/15/46	5,000	5,033	(c	)
4.05%	05/03/47	13,000	13,841	(c	)
4.55%	04/05/49	17,000	19,607	(c	)
LYB International Finance BV
4.88%	03/15/44	5,000	5,460	(c	)
LYB International Finance II BV
3.50%	03/02/27	7,000	7,211	(c	)
Marathon Oil Corp.
2.70%	06/01/20	47,000	47,180	(c	)
3.85%	06/01/25	12,000	12,478	(c	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	21,000	22,188	(c	)
4.90%	03/15/49	56,000	70,009	(c	)
Masco Corp.
3.50%	11/15/27	5,000	5,104	(c	)
McDonald’s Corp.
3.63%	09/01/49	29,000	29,493
3.70%	01/30/26	25,000	26,826	(c	)
3.80%	04/01/28	24,000	26,275	(c	)
4.88%	12/09/45	13,000	15,710	(c	)
McKesson Corp.
3.65%	11/30/20	119,000	120,848	(c	)

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Medtronic Inc.
4.63%	03/15/45	$6,000	$7,705	(c	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	24,000	28,582	(c	)
Merck & Company Inc.
2.75%	02/10/25	44,000	45,558	(c	)
3.40%	03/07/29	25,000	27,103	(c	)
4.00%	03/07/49	17,000	20,248	(c	)
MetLife Inc.
4.05%	03/01/45	6,000	6,688	(c	)
4.72%	12/15/44	20,000	23,967	(c	)
Micron Technology Inc.
4.19%	02/15/27	35,000	35,965
Microsoft Corp.
2.40%	08/08/26	23,000	23,430	(c	)
3.45%	08/08/36	14,000	15,430	(c	)
3.50%	02/12/35	16,000	17,675	(c	)
3.70%	08/08/46	56,000	64,116	(c	)
3.95%	08/08/56	20,000	23,661	(c	)
4.10%	02/06/37	4,000	4,752	(c	)
4.50%	02/06/57	5,000	6,497	(c	)
Molson Coors Brewing Co.
2.10%	07/15/21	42,000	41,885	(c	)
4.20%	07/15/46	7,000	7,069	(c	)
Morgan Stanley
2.75%	05/19/22	70,000	71,035	(c	)
3.63%	01/20/27	5,000	5,290	(c	)
3.70%	10/23/24	13,000	13,757	(c	)
3.95%	04/23/27	116,000	122,641	(c	)
4.10%	05/22/23	239,000	251,963	(c	)
4.35%	09/08/26	55,000	59,566
4.38%	01/22/47	30,000	35,222	(c	)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	89,000	90,038	(d	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	20,000	21,886	(c,d	)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	61,000	68,523	(c,d	)
MPLX LP
3.38%	03/15/23	15,000	15,422	(c	)
4.50%	04/15/38	16,000	16,589	(c	)
5.20%	12/01/47	12,000	13,096	(i	)
5.25%	01/15/25	177,000	186,613	(i	)
6.25%	10/15/22	44,000	44,757	(i	)
MPLX LP 1.10% + 3 month USD LIBOR
3.20%	09/09/22	55,000	55,213	(d	)
Mylan Inc.
5.20%	04/15/48	15,000	15,928	(c	)
Mylan N.V.
3.15%	06/15/21	16,000	16,188	(c	)
3.95%	06/15/26	7,000	7,233	(c	)
National Retail Properties Inc.
4.00%	11/15/25	23,000	24,640	(c	)
Newfield Exploration Co.
5.63%	07/01/24	137,000	151,167
Newmont Goldcorp Corp.
2.80%	10/01/29	31,000	30,693
4.88%	03/15/42	20,000	23,512	(c	)
Nexen Inc.
6.40%	05/15/37	8,000	11,346	(c	)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	34,000	35,281	(c	)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	23,000	24,967	(c,d	)
Noble Energy Inc.
3.85%	01/15/28	48,000	49,793	(c	)
3.90%	11/15/24	17,000	17,810	(c	)
4.20%	10/15/49	55,000	54,483	(e	)
5.05%	11/15/44	6,000	6,528	(c	)

		Principal Amount	Fair Value
Nordstrom Inc.
5.00%	01/15/44	$2,000	$1,861	(c	)
Norfolk Southern Corp.
3.95%	10/01/42	18,000	19,568	(c	)
Northrop Grumman Corp.
2.55%	10/15/22	10,000	10,130	(c	)
3.85%	04/15/45	5,000	5,468	(c	)
4.03%	10/15/47	4,000	4,531	(c	)
Novartis Capital Corp.
3.00%	11/20/25	4,000	4,211	(c	)
Nucor Corp.
3.95%	05/01/28	25,000	27,295	(c	)
Nutrien Ltd.
4.00%	12/15/26	9,000	9,625	(c	)
4.90%	06/01/43	14,000	15,561	(c	)
Occidental Petroleum Corp.
2.70%	08/15/22	35,000	35,321
2.90%	08/15/24	18,000	18,123
3.50%	08/15/29	30,000	30,412
4.10%	02/15/47	11,000	10,739	(c	)
4.85%	03/15/21	4,000	4,136
6.20%	03/15/40	10,000	12,142
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	17,000	17,619	(c	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	8,000	8,950	(c	)
Oracle Corp.
2.40%	09/15/23	14,000	14,175	(c	)
2.65%	07/15/26	26,000	26,512	(c	)
3.80%	11/15/37	8,000	8,776	(c	)
4.00%	07/15/46 - 11/15/47	43,000	48,104	(c	)
Oshkosh Corp.
5.38%	03/01/25	17,000	17,659	(c	)
Owens Corning
4.40%	01/30/48	10,000	9,211	(c	)
PacifiCorp
6.25%	10/15/37	33,000	46,527	(c	)
Packaging Corporation of America
3.40%	12/15/27	19,000	19,716	(c	)
Parker-Hannifin Corp.
3.25%	06/14/29	25,000	26,052	(c	)
PayPal Holdings Inc.
2.65%	10/01/26	35,000	35,265
2.85%	10/01/29	15,000	15,112
PepsiCo Inc.
2.63%	07/29/29	35,000	35,892
3.38%	07/29/49	10,000	10,654
3.45%	10/06/46	7,000	7,522	(c	)
Petroleos Mexicanos
5.35%	02/12/28	15,000	14,372	(c	)
5.63%	01/23/46	19,000	16,224	(c	)
6.35%	02/12/48	15,000	13,779	(c	)
6.38%	01/23/45	25,000	23,169	(c	)
6.49%	01/23/27	15,000	15,647	(i	)
6.50%	03/13/27	40,000	41,612	(c	)
Pfizer Inc.
3.45%	03/15/29	11,000	11,918	(c	)
3.60%	09/15/28	34,000	37,170	(c	)
3.90%	03/15/39	17,000	19,230	(c	)
4.13%	12/15/46	11,000	12,825	(c	)
4.40%	05/15/44	6,000	7,190	(c	)
Philip Morris International Inc.
3.38%	08/15/29	64,000	67,091	(c	)
4.13%	03/04/43	20,000	21,384	(c	)
Phillips 66
3.90%	03/15/28	23,000	24,793	(c	)
Phillips 66 Partners LP
3.75%	03/01/28	19,000	19,756	(c	)
4.68%	02/15/45	17,000	18,253	(c	)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	69,000	67,616
3.65%	06/01/22	37,000	37,938	(c	)

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
4.70%	06/15/44	$8,000	$7,795	(c	)
PPL Capital Funding Inc.
3.10%	05/15/26	29,000	29,535	(c	)
Precision Castparts Corp.
4.38%	06/15/45	11,000	13,053	(c	)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	33,000	36,503	(c,d	)
Public Service Company of Colorado
3.70%	06/15/28	31,000	34,124	(c	)
Public Service Electric & Gas Co.
2.38%	05/15/23	46,000	46,587	(c	)
QUALCOMM Inc.
2.90%	05/20/24	8,000	8,225	(c	)
3.00%	05/20/22	7,000	7,180	(c	)
3.25%	05/20/27	4,000	4,178	(c	)
4.30%	05/20/47	5,000	5,575	(c	)
Realty Income Corp.
3.00%	01/15/27	9,000	9,246	(c	)
Regions Financial Corp.
3.80%	08/14/23	26,000	27,428	(c	)
Reynolds American Inc.
4.45%	06/12/25	5,000	5,329	(c	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	11,000	12,727	(c	)
Rockwell Automation Inc.
4.20%	03/01/49	18,000	21,493	(c	)
Rockwell Collins Inc.
3.50%	03/15/27	22,000	23,490	(c	)
Rogers Communications Inc.
5.00%	03/15/44	5,000	6,148	(c	)
Roper Technologies Inc.
2.95%	09/15/29	55,000	55,276
RPM International Inc.
3.75%	03/15/27	16,000	16,616	(c	)
Ryder System Inc.
2.50%	09/01/24	55,000	55,199
3.65%	03/18/24	29,000	30,486	(c	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	18,000	19,063	(c	)
5.00%	03/15/27	6,000	6,617	(c	)
Santander Holdings USA Inc.
3.70%	03/28/22	57,000	58,536	(c	)
4.40%	07/13/27	15,000	16,078	(c	)
Schlumberger Holdings Corp.
3.90%	05/17/28	50,000	52,973	(c,i	)
Selective Insurance Group Inc.
5.38%	03/01/49	21,000	24,648	(c	)
Sempra Energy
3.80%	02/01/38	10,000	10,286	(c	)
4.00%	02/01/48	12,000	12,695	(c	)
Shell International Finance BV
2.38%	08/21/22	38,000	38,541	(c	)
3.75%	09/12/46	12,000	13,356	(c	)
4.13%	05/11/35	15,000	17,296	(c	)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	24,000	24,100	(c	)
2.88%	09/23/23	21,000	21,417	(c	)
3.20%	09/23/26	6,000	6,190	(c	)
Simon Property Group LP
3.38%	06/15/27	20,000	21,119	(c	)
Smithfield Foods Inc.
2.70%	01/31/20	14,000	13,986	(c,i	)
Southern California Edison Co.
2.40%	02/01/22	28,000	28,081	(c	)
2.90%	03/01/21	46,000	46,457	(c	)
4.00%	04/01/47	51,000	54,667
4.20%	03/01/29	38,000	42,336	(c	)
Southern Company Gas Capital Corp.
4.40%	05/30/47	4,000	4,499	(c	)
Southern Copper Corp.
5.88%	04/23/45	12,000	14,609	(c	)

		Principal Amount	Fair Value
Southwestern Electric Power Co.
2.75%	10/01/26	$19,000	$19,089	(c	)
Spectra Energy Partners LP
3.38%	10/15/26	5,000	5,178	(c	)
4.50%	03/15/45	4,000	4,341	(c	)
Spirit Realty LP
4.00%	07/15/29	30,000	31,346
Starbucks Corp.
4.00%	11/15/28	16,000	17,820	(c	)
Steel Dynamics Inc.
4.13%	09/15/25	37,000	37,375	(c	)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	46,000	46,638	(c	)
Suncor Energy Inc.
4.00%	11/15/47	5,000	5,348	(c	)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	19,000	20,091	(c	)
Sysco Corp.
3.25%	07/15/27	17,000	17,822	(c	)
Takeda Pharmaceutical Company Ltd.
4.00%	11/26/21	200,000	206,642	(c,i	)
Tampa Electric Co.
4.35%	05/15/44	32,000	37,192	(c	)
Target Corp.
2.50%	04/15/26	18,000	18,289	(c	)
3.38%	04/15/29	50,000	53,853	(c	)
Teck Resources Ltd.
5.40%	02/01/43	43,000	43,820	(c	)
Telefonica Emisiones S.A.
4.10%	03/08/27	150,000	163,350	(c	)
Texas Instruments Inc.
3.88%	03/15/39	19,000	21,956	(c	)
The Allstate Corp.
4.20%	12/15/46	10,000	11,615	(c	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	39,000	41,615	(c,d	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	71,000	72,145	(c,d	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	42,000	41,808	(c,d	)
The Boeing Co.
2.70%	02/01/27	50,000	50,961
2.95%	02/01/30	29,000	29,885
3.25%	03/01/28	14,000	14,727	(c	)
3.55%	03/01/38	10,000	10,580	(c	)
3.75%	02/01/50	15,000	16,228
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	64,000	72,316	(c,i	)
The Dow Chemical Co.
4.25%	10/01/34	20,000	21,193	(c	)
5.55%	11/30/48	17,000	20,642	(c,i	)
The George Washington University
4.13%	09/15/48	25,000	29,680	(c	)
The Goldman Sachs Group Inc.
3.50%	11/16/26	57,000	59,273	(c	)
3.85%	01/26/27	35,000	37,091	(c	)
4.25%	10/21/25	14,000	15,001	(c	)
5.15%	05/22/45	25,000	29,677	(c	)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	86,000	86,974	(c,d	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	171,000	173,298	(c,d	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	26,000	27,566	(c,d	)

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	$16,000	$17,208	(c,d	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	53,000	57,800	(c,d	)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	60,000	59,956
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.28%	02/12/47	30,000	25,509	(c,d,i	)
The Home Depot Inc.
3.50%	09/15/56	12,000	12,768	(c	)
3.90%	12/06/28 - 06/15/47	28,000	31,670	(c	)
4.50%	12/06/48	15,000	18,719	(c	)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	46,000	47,207	(c	)
The Kroger Co.
2.95%	11/01/21	40,000	40,619	(c	)
4.65%	01/15/48	9,000	9,563	(c	)
The Mosaic Co.
5.63%	11/15/43	4,000	4,411	(c	)
The Sherwin-Williams Co.
2.75%	06/01/22	5,000	5,069	(c	)
3.45%	06/01/27	6,000	6,268	(c	)
4.50%	06/01/47	17,000	19,060	(c	)
The Southern Co.
3.25%	07/01/26	9,000	9,276	(c	)
4.40%	07/01/46	4,000	4,447	(c	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	60,000	62,113	(c,d	)
The Walt Disney Co.
3.38%	11/15/26	4,000	4,298	(c,i	)
4.00%	10/01/23	61,000	65,363	(c,i	)
4.75%	11/15/46	6,000	7,834	(c,i	)
6.65%	11/15/37	35,000	52,675	(c,i	)
The Williams Companies Inc.
3.75%	06/15/27	4,000	4,131	(c	)
3.90%	01/15/25	14,000	14,685	(c	)
4.85%	03/01/48	17,000	18,232	(c	)
4.90%	01/15/45	5,000	5,321	(c	)
5.40%	03/04/44	5,000	5,589	(c	)
Time Warner Cable LLC
4.50%	09/15/42	5,000	4,902	(c	)
6.55%	05/01/37	16,000	19,135	(c	)
Total Capital International S.A.
3.46%	02/19/29	54,000	58,404	(c	)
TransCanada PipeLines Ltd.
4.25%	05/15/28	47,000	51,946	(c	)
4.88%	01/15/26	9,000	10,095	(c	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	19,000	20,186	(c	)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	8,000	9,624	(c	)
Tyco Electronics Group S.A.
3.13%	08/15/27	19,000	19,487	(c	)
Tyson Foods Inc.
4.00%	03/01/26	53,000	57,379	(c	)
4.55%	06/02/47	4,000	4,488	(c	)
U.S. Bancorp
3.15%	04/27/27	30,000	31,774	(c	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	64,000	65,564	(c,d	)
UDR Inc.
3.00%	08/15/31	20,000	20,052
Union Pacific Corp.
3.50%	06/08/23	37,000	38,712	(c	)
3.60%	09/15/37	8,000	8,442	(c	)
3.70%	03/01/29	60,000	65,352	(c	)
4.10%	09/15/67	14,000	14,802	(c	)
4.30%	03/01/49	16,000	18,595	(c	)

		Principal Amount	Fair Value
United Technologies Corp.
3.13%	05/04/27	$66,000	$69,303	(c	)
3.65%	08/16/23	34,000	35,975	(c	)
3.95%	08/16/25	14,000	15,330	(c	)
4.13%	11/16/28	6,000	6,787	(c	)
4.15%	05/15/45	17,000	19,545	(c	)
4.45%	11/16/38	16,000	19,095	(c	)
4.50%	06/01/42	12,000	14,366	(c	)
UnitedHealth Group Inc.
4.45%	12/15/48	59,000	69,919	(c	)
4.75%	07/15/45	28,000	34,053	(c	)
Unum Group
4.50%	12/15/49	25,000	24,222
Vale Overseas Ltd.
4.38%	01/11/22	18,000	18,589	(c	)
6.25%	08/10/26	28,000	32,363	(c	)
Vale S.A.
5.63%	09/11/42	8,000	9,000	(c	)
Valero Energy Corp.
4.00%	04/01/29	61,000	64,895	(c	)
Valero Energy Partners LP
4.38%	12/15/26	35,000	38,091	(c	)
Ventas Realty LP
3.25%	10/15/26	29,000	29,696	(c	)
Verizon Communications Inc.
3.38%	02/15/25	29,000	30,596	(c	)
3.88%	02/08/29	35,000	38,434	(c	)
4.33%	09/21/28	24,000	27,195	(c	)
4.40%	11/01/34	43,000	49,087	(c	)
4.52%	09/15/48	17,000	20,004	(c	)
4.67%	03/15/55	16,000	19,176	(c	)
4.86%	08/21/46	91,000	111,033	(c	)
5.01%	04/15/49	8,000	10,030	(c	)
5.25%	03/16/37	16,000	19,885	(c	)
Viacom Inc.
3.45%	10/04/26	11,000	11,231	(c	)
5.25%	04/01/44	5,000	5,702	(c	)
Virginia Electric & Power Co.
4.00%	11/15/46	31,000	34,605	(c	)
Visa Inc.
3.15%	12/14/25	18,000	19,187	(c	)
4.30%	12/14/45	14,000	17,335	(c	)
Vistra Operations Company LLC
3.55%	07/15/24	68,000	68,920	(c,i	)
Vodafone Group PLC
4.38%	05/30/28	25,000	27,623	(c	)
5.25%	05/30/48	12,000	13,889	(c	)
Vornado Realty LP
3.50%	01/15/25	14,000	14,424	(c	)
Vulcan Materials Co.
3.90%	04/01/27	6,000	6,287	(c	)
Walgreen Co.
4.40%	09/15/42	12,000	12,014	(c	)
Walmart Inc.
3.63%	12/15/47	14,000	15,667	(c	)
3.70%	06/26/28	29,000	32,167	(c	)
3.95%	06/28/38	14,000	16,368	(c	)
4.05%	06/29/48	16,000	19,222	(c	)
WEC Energy Group Inc.
3.55%	06/15/25	45,000	47,872	(c	)
Wells Fargo & Co.
3.90%	05/01/45	5,000	5,628	(c	)
4.15%	01/24/29	57,000	63,226	(c	)
4.75%	12/07/46	77,000	90,732	(c	)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	75,000	77,466	(c,d	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	41,000	45,154	(c,d	)

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	$32,000	$34,099	(c,d	)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
5.89%	03/29/49	24,000	24,275	(c,d	)
Western Midstream Operating LP
4.00%	07/01/22	49,000	49,581	(c	)
5.38%	06/01/21	46,000	47,414	(c	)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + USD 5 year Mid-Market Swap Rate thereafter)
4.11%	07/24/34	31,000	32,353	(d	)
Willis North America Inc.
3.60%	05/15/24	22,000	22,912	(c	)
WPP Finance 2010
3.75%	09/19/24	24,000	24,918	(c	)
WRKCo Inc.
3.00%	09/15/24	17,000	17,323	(c	)
Xilinx Inc.
2.95%	06/01/24	14,000	14,382	(c	)
Zoetis Inc.
3.00%	09/12/27	7,000	7,181	(c	)
3.90%	08/20/28	17,000	18,695	(c	)
			21,249,191
Non-Agency Collateralized Mortgage Obligations – 1.2%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07%	07/15/49	82,000	89,952	(c,d	)
BANK 2018-BNK11
4.50%	03/15/61	35,000	39,049	(c,d	)
BANK 2019-BNK17
4.67%	04/15/52	34,000	37,421	(c,d	)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
2.78%	11/15/35	125,645	125,646	(c,d,i	)
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	246,000	253,812
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%	09/10/58	100,000	108,311	(c	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	90,682	94,155	(c	)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	119,583	130,466	(c,d	)
4.03%	12/10/49	78,331	85,524	(c,d	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	64,000	72,245	(c,d	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	59,584	(c,d	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	72,000	74,405	(c	)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	240,062	260,595	(c	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	184,426	198,127	(c	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	73,000	80,531	(c,d	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18%	07/15/45	25,000	26,456	(c,d	)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.82%	11/15/48	71,000	75,897	(c,d	)
LB-UBS Commercial Mortgage Trust 2004-C8
0.31%	12/15/39	10,260	—	(c,d,f,i,	**)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	232	6	(c,f	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.04%	03/15/48	824,181	31,094	(c,d,f	)
Morgan Stanley Capital I Trust 2006-IQ11
6.39%	10/15/42	40,000	40,364	(c,d	)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	54,000	61,818	(c,d	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.36%	02/15/48	887,557	44,689	(c,d,f	)

		Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	$45,000	$48,446	(c	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	58,758	(c	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	132,389	(c,d	)
			2,229,740
Sovereign Bonds – 0.2%
Government of Colombia
2.63%	03/15/23	200,000	200,876	(c	)
Government of Mexico
4.00%	10/02/23	24,000	25,336	(c	)
4.75%	03/08/44	56,000	60,691	(c	)
Government of Peru
5.63%	11/18/50	26,000	38,122	(c	)
Government of Uruguay
5.10%	06/18/50	29,803	35,487
			360,512
Municipal Bonds and Notes – 0.1%
American Municipal Power Inc.
6.27%	02/15/50	25,000	34,456	(c	)
Commonwealth of Massachusetts
2.90%	09/01/49	20,000	19,490
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,039	(c	)
Port Authority of New York & New Jersey
4.46%	10/01/62	30,000	38,143	(c	)
State of California
4.60%	04/01/38	50,000	55,712
State of Illinois
5.10%	06/01/33	25,000	27,079
The University of Texas System
3.35%	08/15/47	25,000	27,163	(c	)
			217,082
Total Bonds and Notes (Cost $67,455,426)			69,908,515

	Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 25.1%
Exchange Traded & Mutual Funds – 25.1%
State Street Global Equity ex-U.S. Index Portfolio (Cost $46,397,077)	4,831,099	48,697,474	(k	)
Total Investments in Securities (Cost $165,767,213)		185,243,694
Short-Term Investments – 14.7%
Dreyfus Treasury Cash Management - Institutional Shares 1.80%	3,592,474	3,592,474	(c,h	)
State Street Institutional Treasury Money Market Fund - Premier Class 1.95%	10,558,459	10,558,459	(c,h,k	)
State Street Institutional Treasury Plus Fund - Premier Class 1.88%	3,592,476	3,592,476	(c,h,k	)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92%	10,810,429	10,810,429	(c,h,k	)
Total Short-Term Investments (Cost $28,553,838)		28,553,838
Total Investments (Cost $194,321,051)		213,797,532
Liabilities in Excess of Other Assets, net – (10.0)%		(19,476,264)

NET ASSETS – 100.0%		$194,321,268

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation/ Depreciation
Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$273	1.00%/ Quarterly	06/20/24	$(5,756)	$(5,025)	$(731)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,410	5.00%/ Quarterly	06/20/24	$170,050	$145,006	$25,044
							$24,313

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$2,750	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(82,549)	$—	$(82,549)
CME Group, Inc.	2,751	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(82,828)	—	(82,828)
								$(165,377)

The Fund had the following long futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	December 2019	3	$451,332	$446,775	$(4,557)
Ultra Long-Term U.S. Treasury Bond Futures	December 2019	2	387,269	383,812	(3,457)
U.S. Long Bond Futures	December 2019	3	491,880	486,937	(4,943)
2 Yr. U.S. Treasury Notes Futures	December 2019	39	8,428,854	8,404,500	(24,354)
5 Yr. U.S. Treasury Notes Futures	December 2019	13	1,558,705	1,548,930	(9,775)
10 Yr. U.S. Treasury Notes Futures	December 2019	5	647,899	651,563	3,664
					$(43,422)

The Fund had the following short futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
10 Yr. U.S. Treasury Ultra Futures	December 2019	15	$(2,155,741)	$(2,136,094)	$19,647
					$(23,775)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)

State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

(c)	At September 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(d)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)	Coupon amount represents effective yield.
(i)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to $2,351,645 or 1.21% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(j)	Step coupon bond.
(k)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2019.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities
	Domestic Equity	$65,009,751	$—	$—	$65,009,751
	Foreign Equity	1,627,954	—	—	1,627,954
	U.S. Treasuries	—	15,240,097	—	15,240,097
	Agency Mortgage Backed	—	27,767,018	—	27,767,018
	Agency Collateralized Mortgage Obligations	—	740,719	—	740,719
	Asset Backed	—	2,104,156	—	2,104,156
	Corporate Notes	—	21,249,191	—	21,249,191
	Non-Agency Collateralized Mortgage Obligations	—	2,229,740	—	2,229,740
	Sovereign Bonds	—	360,512	—	360,512
	Municipal Bonds and Notes	—	217,082	—	217,082
	Exchange Traded & Mutual Funds	48,697,474	—	—	48,697,474
	Short-Term Investments	28,553,838	—	—	28,553,838

	Total Investments in Securities	$143,889,017	$69,908,515	$—	$213,797,532

	Other Financial Instruments
	Interest Rate Swap Contracts - Unrealized Depreciation	$—	$(165,377)	$—	$(165,377)
	Credit Default Swap Contracts - Unrealized Appreciation	—	25,044	—	25,044
	Credit Default Swap Contracts - Unrealized Depreciation	—	(731)	—	(731)
	Long Futures Contracts - Unrealized Appreciation	3,664	—	—	3,664
	Long Futures Contracts - Unrealized Depreciation	(47,086)	—	—	(47,086)
	Short Futures Contracts - Unrealized Appreciation	19,647	—	—	19,647

	Total Other Financial Instruments	$(23,775)	$(141,064)	$—	$(164,839)

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

The Fund was invested in the following countries/territories at September 30, 2019 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	97.94%
United Kingdom	0.41%
Ireland	0.40%
Canada	0.24%
Switzerland	0.15%
Netherlands	0.12%
Japan	0.12%
Luxembourg	0.11%
Mexico	0.10%
Colombia	0.09%
Spain	0.08%
Bermuda	0.05%
Germany	0.04%
Jersey	0.03%
France	0.03%
Australia	0.02%
Peru	0.02%
Uruguay	0.02%
Cayman Islands	0.01%
Brazil	0.01%
China	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2019 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	22.77%	0.00%	22.77%
Systems Software	1.52%	0.00%	1.52%
Interactive Media & Services	1.51%	0.00%	1.51%
Diversified Banks	1.35%	0.00%	1.35%
Pharmaceuticals	1.32%	0.03%	1.35%
Technology Hardware, Storage & Peripherals	1.32%	0.00%	1.32%
Data Processing & Outsourced Services	1.27%	0.00%	1.27%
Semiconductors	1.08%	0.00%	1.08%
Internet & Direct Marketing Retail	1.08%	0.00%	1.08%
Healthcare Equipment	0.91%	0.16%	1.07%
Aerospace & Defense	0.84%	0.00%	0.84%
Integrated Oil & Gas	0.71%	0.00%	0.71%
Electric Utilities	0.68%	0.00%	0.68%
Integrated Telecommunication Services	0.66%	0.00%	0.66%
Biotechnology	0.65%	0.00%	0.65%
Household Products	0.58%	0.00%	0.58%
Application Software	0.55%	0.00%	0.55%
Soft Drinks	0.54%	0.00%	0.54%
Multi-Sector Holdings	0.52%	0.00%	0.52%
Movies & Entertainment	0.46%	0.00%	0.46%
Specialized REITs	0.43%	0.00%	0.43%
Restaurants	0.43%	0.00%	0.43%
Home Improvement Retail	0.43%	0.00%	0.43%
Managed Healthcare	0.42%	0.00%	0.42%
Industrial Conglomerates	0.42%	0.00%	0.42%
IT Consulting & Other Services	0.25%	0.15%	0.40%
Hypermarkets & Super Centers	0.37%	0.00%	0.37%
Regional Banks	0.37%	0.00%	0.37%
Multi-Utilities	0.36%	0.00%	0.36%
Cable & Satellite	0.35%	0.00%	0.35%
Financial Exchanges & Data	0.35%	0.00%	0.35%
Packaged Foods & Meats	0.34%	0.00%	0.34%
Communications Equipment	0.34%	0.00%	0.34%
Life Sciences Tools & Services	0.32%	0.00%	0.32%
Railroads	0.29%	0.00%	0.29%
Property & Casualty Insurance	0.28%	0.00%	0.28%
Oil & Gas Exploration & Production	0.28%	0.00%	0.28%
Specialty Chemicals	0.27%	0.00%	0.27%
Asset Management & Custody Banks	0.26%	0.00%	0.26%

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

Industry	Domestic	Foreign	Total
Industrial Machinery	0.27%	(0.02%)	0.25%
Tobacco	0.25%	0.00%	0.25%
Investment Banking & Brokerage	0.24%	0.00%	0.24%
Healthcare Services	0.22%	0.00%	0.22%
Consumer Finance	0.21%	0.00%	0.21%
Life & Health Insurance	0.20%	0.00%	0.20%
Industrial Gases	0.06%	0.13%	0.19%
Air Freight & Logistics	0.18%	0.00%	0.18%
Insurance Brokers	0.08%	0.09%	0.17%
Construction Machinery & Heavy Trucks	0.17%	0.00%	0.17%
Oil & Gas Refining & Marketing	0.17%	0.00%	0.17%
General Merchandise Stores	0.16%	0.00%	0.16%
Footwear	0.15%	0.00%	0.15%
Residential REITs	0.15%	0.00%	0.15%
Apparel Retail	0.15%	0.00%	0.15%
Electrical Components & Equipment	0.15%	0.00%	0.15%
Hotels, Resorts & Cruise Lines	0.14%	0.00%	0.14%
Semiconductor Equipment	0.13%	0.00%	0.13%
Retail REITs	0.13%	0.00%	0.13%
Oil & Gas Storage & Transportation	0.12%	0.00%	0.12%
Airlines	0.12%	0.00%	0.12%
Oil & Gas Equipment & Services	0.11%	0.01%	0.12%
Automotive Retail	0.11%	0.00%	0.11%
Automobile Manufacturers	0.10%	0.00%	0.10%
Interactive Home Entertainment	0.10%	0.00%	0.10%
Health Care REITs	0.10%	0.00%	0.10%
Research & Consulting Services	0.06%	0.04%	0.10%
Multi-Line Insurance	0.09%	0.00%	0.09%
Building Products	0.08%	0.01%	0.09%
Paper Packaging	0.06%	0.03%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Apparel, Accessories & Luxury Goods	0.08%	0.01%	0.09%
Industrial REITs	0.08%	0.00%	0.08%
Commodity Chemicals	0.07%	0.00%	0.07%
Healthcare Distributors	0.07%	0.00%	0.07%
Home Building	0.07%	0.00%	0.07%
Office REITs	0.07%	0.00%	0.07%
Agricultural & Farm Machinery	0.07%	0.00%	0.07%
Fertilizers & Agricultural Chemicals	0.07%	0.00%	0.07%
Electronic Components	0.06%	0.00%	0.06%
Distillers & Vintners	0.06%	0.00%	0.06%
Personal Products	0.06%	0.00%	0.06%
Healthcare Facilities	0.06%	0.00%	0.06%
Broadcasting	0.05%	0.00%	0.05%
Drug Retail	0.05%	0.00%	0.05%
Healthcare Supplies	0.05%	0.00%	0.05%
Food Distributors	0.05%	0.00%	0.05%
Trading Companies & Distributors	0.05%	0.00%	0.05%
Diversified Support Services	0.05%	0.00%	0.05%
Construction Materials	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.01%	0.04%	0.05%
Specialty Stores	0.04%	0.00%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Gold	0.04%	0.00%	0.04%
Auto Parts & Equipment	0.01%	0.03%	0.04%
Casinos & Gaming	0.03%	0.00%	0.03%
Electronic Equipment & Instruments	0.03%	0.00%	0.03%
Distributors	0.03%	0.00%	0.03%
Metal & Glass Containers	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Wireless Telecommunication Services	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Agricultural Products	0.03%	0.00%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Independent Power Producers & Energy Traders	0.02%	0.00%	0.02%
Technology Distributors	0.02%	0.00%	0.02%
Department Stores	0.02%	0.00%	0.02%
Construction & Engineering	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Steel	0.02%	0.00%	0.02%

Elfun Diversified Fund

Schedule of Investments	September 30, 2019 (Unaudited)

Industry	Domestic	Foreign	Total
Home Furnishings	0.02%	0.00%	0.02%
Copper	0.02%	0.00%	0.02%
Leisure Products	0.02%	0.00%	0.02%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Alternative Carriers	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Diversified Chemicals	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Trucking	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Motorcycle Manufacturers	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%
Oil & Gas Drilling	0.01%	0.00%	0.01%

			53.94%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	12.99%
Corporate Notes	9.94%
U.S. Treasuries	7.13%
Non-Agency Collateralized Mortgage Obligations	1.04%
Asset Backed	0.98%
Agency Collateralized Mortgage Obligations	0.35%
Sovereign Bonds	0.17%
Municipal Bonds and Notes	0.10%

32.70%

Short-Term Investments
Short-Term Investments	13.36%

13.36%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	1,195	$75,369	$—	$12,937	$(3,479)	$(710)	984	$58,243	$1,551
State Street Global Equity ex-U.S. Index Portfolio	5,315,594	47,946,658	400,000	5,300,000	231,801	5,419,015	4,831,099	48,697,474	—
State Street Institutional Treasury Money Market Fund - Premier Class	5,935,188	5,935,188	16,784,867	12,161,596	—	—	10,558,459	10,558,459	133,993
State Street Institutional Treasury Plus Fund - Premier Class	2,640,921	2,640,921	3,839,314	2,887,759	—	—	3,592,476	3,592,476	57,077
State Street Institutional U.S. Government Money Market Fund - Class G Shares	5,945,053	5,945,053	23,144,966	18,279,590	—	—	10,810,429	10,810,429	144,019

TOTAL		$62,543,189	$44,169,147	$38,641,882	$228,322	$5,418,305		$73,717,081	$336,640

Elfun Diversified Fund

Notes to Schedule of Investments	September 30, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments ) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Boards.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Boards.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Boards.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended September 30, 2019, the Fund entered into futures contracts to manage interest rate risk.

Credit Default Swaps

During the period ended September 30, 2019, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended September 30, 2019, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

Options on Futures Contracts

The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended September 30, 2019, the Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Delayed Delivery and When-Issued Securities

During the period ended September 30, 2019, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Income Taxes

At September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Diversified Fund	$194,506,173	$22,920,809	$3,794,289	$19,126,520